united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Annual Report
September 30, 2019

RESQ Dynamic Allocation Fund
RQEAX
RQECX
RQEIX

RESQ Strategic Income Fund
RQIAX
RQICX
RQIIX

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.RESQFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders:

Trade wars, U.S interest rates, geopolitical unrest, and fears of an economic slowdown were the primary headlines in late 2018. Volatility and a downturn in the markets spooked investors into year-end. This return of volatility was a reminder that the securities markets can change on a dime and how important actively managed funds can be in a portfolio. Volatility has become more of the norm.

Sometimes a strong economic environment does not equate to a rising stock market. Investors started off 2018 with great optimism buoyed by strong corporate earnings, a healthy consumer, increased business spending and the positive effect of the U.S. tax cuts. The 12 months ended September 30, 2019 provided a deviation from the positive annual returns of the prior five years. This lack of market progress appears to be a consolidation period, a period which tests investors’ patience as the market catches its breath and re-assesses the future economic outlook. To put this in perspective, the New York Stock Exchange Composite Index was down close to 1% from early January 2018 to September 30th, 2019.

The RESQ Funds were not immune to all the volatility. Strong U.S. stock performance at certain times was not enough to offset negative pressure at other times. Both Funds were down slightly for the fiscal year. RESQ remains disciplined in maintaining an active strategy to combat volatility during market corrections. The Dynamic Allocation Fund drawdown was about a third than that of the World Stock Index. This proactive strategy helped to smooth out risk for shareholders who held the Fund in a diversified portfolio.

RESQ Dynamic Allocation Fund

Fund’s Goal

The RESQ Dynamic Allocation Fund seeks long term capital appreciation with capital preservation as a secondary objective. The Fund seeks a positive return through all market cycles and moves to a cash position when the market declines and back into securities when the markets resume an uptrend. The Funds flexibility allows it to shift to different sectors based on technical analysis.

Performance Overview

The Fund’s I share class had a cumulative total return of -5.91% for the 12 months ended September 30th, 2019. For comparison, the Fund’s benchmark, the S&P 500 Index had a total return of 4.25%.

Investment Overview

For much of the past 12 months ended September 30, 2019, the global markets have traded sideways with exception. There was a very sharp selloff in the 4th quarter of 2018 and a subsequent recovery in early 2019. The Dynamic Allocation Fund was defensive in the second half of 2018 producing a drawdown that was about a third less than the global markets. The Fund dropped 12% compared to the MSCI World Index (-18%), Russell 2000 Index (-26.8%) and NASDAQ Composite Index (-22.9%). In 2018, the Fund outperformed its Morningstar category.

The global market recovery did allow the Fund to increase equity exposure as the models concentrated on defensive sectors like Utilities and Consumer Staples. This defensiveness suggested that the rally was a bear market rally and not the beginning of a new uptrend. Since WWII, bear markets have lasted an average of 14 months, a 5 -month drawdown followed by a 9-month recovery. The shortest bear market was in 1990 lasting only 3 months and the longest was in 1942 lasting 61 months. The Fund remained defensive as odds favored a non “V” shaped recovery. This concentration in defensive positions did not allow recovery in line with the broader markets. With continuing improvement in the global markets, the Fund had moved out of defensive positions and back to a risk-on posture by April.

RESQ Strategic Income Fund

Fund Goals

The RESQ Strategic Income Fund seeks income with an emphasis on total return and capital preservation as a secondary objective.

Performance Overview

The Fund’s I share class had a cumulative total return of -0.23% for the 12 months ended September 30th, 2019. For comparisons, one of the Fund’s benchmark, the Dow Jones Conservative Portfolio Index had a total return of 5.23%.

Investment Overview

The Strategic Income Fund did not escape the equity market volatility during the 4th quarter of 2018. The ever -present scare of rising rates caused a massive selloff in interest rate sensitive securities. The Fund was primarily invested in risk-on fixed income sectors like high yield, dividend stocks and convertibles. This market correction had a big impact on the portfolio returns. The drawdown made recovery difficult in 2019.

This year brought a change in market sentiment as yields began to fall dramatically. The Fund was able to capitalize on this by a portfolio shift into longer duration treasuries. The Fund invested heavily into these treasuries which created a steady positive return. The Fund outperformed the Morningstar Non-Traditional Bond Category for the 9 months ended September 30th, 2019. The portfolio managers continue to see great opportunities for a duration tilted trade heading into 2020. The Federal Reserve continues to adopt a rate cutting cycle, which historically has led to an increase in yields. This provides an opportunity for a flexible fund like the RESQ Strategic Income Fund to hedge and short the bond markets.

In closing, as we head into 2020, markets are still awaiting a trade deal, and earnings seem to be held down by the lack of progress between President Trump and President Xi. There is also an expectation on the Fed to continue lowering rates to keep the yield curve from inverting. If the Fed alters course, volatility could return. As a China trade deal comes to the forefront, and as the Fed continues on their rate cutting cycle, these factors may push rates higher.

RESQ’s models will continue to utilize technical analysis to recognize market downtrends that traditional fundamental approaches often fail to identify in a timely manner. The price action in the markets will give us clues to the fundamental reports in the months ahead. The allocations will be adjusted accordingly to respond to the challenges faced in the future.

We will move forward keeping an open mind while also realizing the risks around us. Our commitment to shareholders is to limit losses when we encounter tougher periods in the market.

Thank you,

The Team at RESQ Funds

New York Stock Exchange Composite Index

The NYSE Composite is a stock market index covering all common stock listed on the New York Stock Exchange and is the broadest measure of U.S. Stocks.

S&P 500 Index

The Standard & Poor’s 500 is an American stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ.

MSCI World Index

The MSCI World is a market cap weighted stock market index of 1,655 stocks from companies throughout the world.

Russell 200 Index

The Russell 2000 is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 index.

NASDAQ Composite Index

The NASDAQ Composite is a stock market index of the common stocks and similar securities listed on the NASDAQ stock market.

Dow Jones Conservative Portfolio Index

The Dow Jones Conservative Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash. The Dow Jones Conservative Portfolio Index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk.

8098-NLD-11/06/2019

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, as compared to its benchmark:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	(6.24)%	(1.68)%	(0.77)%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	(11.66)%	(2.85)%	(1.78)%	N/A
RESQ Dynamic Allocation Fund - Class C	(6.81)%	N/A	N/A	(1.77)%
RESQ Dynamic Allocation Fund - Class I	(5.91)%	(1.29)%	(0.34)%	N/A
S&P 500 Total Return Index (c)	4.25%	10.84%	11.16%	11.92%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.80%, 3.40% and 2.40% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2019

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Equity	78.3%
Exchange Traded Note	9.6%
Other Assets In Excess of Liabilities	12.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, as compared to its benchmark:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	(0.88)%	(1.81)%	(0.77)%	N/A
RESQ Strategic Income Fund - Class A with Load	(5.61)%	(2.77)%	(1.61)%	N/A
RESQ Strategic Income Fund - Class C	(1.46)%	N/A	N/A	(2.43)%
RESQ Strategic Income Fund - Class I	(0.23)%	(1.35)%	(0.34)%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	10.30%	3.38%	3.58%	3.11%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.85%, 3.45% and 2.45% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2019

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Fixed Income	81.1%
Exchange Traded Funds - Equity	2.8%
Exchange Traded Note	5.0%
Other Assets In Excess of Liabilities	11.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 78.3%
	EQUITY FUNDS - 78.3%
57,000	Direxion Daily S&P 500 Bear 3X Shares	$977,550
117,200	Invesco Russell Top 200 Pure Value ETF	4,698,232
98,900	iShares MSCI ACWI ex US ETF	4,554,345
32,100	Vanguard Total Stock Market ETF	4,847,100
42,500	Vanguard Value ETF	4,743,850
154,613	Wisdomtree Trust-Wisdomtree US Multifactor Fund	4,690,959
166,700	Xtrackers Harvest CSI 300 China A-Shares ETF	4,515,903
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,851,188)	29,027,939

	EXCHANGE TRADED NOTE - 9.6%
261,000	VelocityShares Daily 2x VIX Short Term ETN *	3,549,600
	TOTAL EXCHANGE TRADED NOTE (Cost - $3,449,083)

	TOTAL INVESTMENTS - 87.9% (Cost - $32,300,271)	$32,577,539
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.1%	4,502,013
	NET ASSETS - 100.0%	$37,079,552

ACWI - All Country World Index

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

MSCI - Morgan Stanley Capital International

*	Non-income producing security.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 83.9%
	FIXED INCOME FUNDS - 81.1%
81,500	Invesco Senior Loan ETF	$1,841,085
11,000	iShares 7-10 Year Treasury Bond ETF	1,237,170
3,400	iShares 10-20 Year Treasury Bond ETF	508,232
4,000	iShares 20+ Year Treasury Bond ETF	572,320
14,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,848,460
4,500	iShares JP Morgan USD Emerging Markets Bond ETF	510,075
35,050	iShares MBS ETF	3,795,915
46,175	iShares National Muni Bond ETF	5,268,568
120,000	JPMorgan Ultra-Short Income ETF	6,051,000
60,000	ProShares UltraShort 20+ Year Treasury	1,461,600
71,800	Vanguard Mortgage-Backed Securities ETF	3,824,068
17,000	WisdomTree Trust WisdomTree Negative Duration US Aggregate Bond Fund	693,260
		27,611,753
	EQUITY FUND - 2.8%
35,000	VanEck Vectors Gold Miners ETF	934,850

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,369,201)	28,546,603

	EXCHANGE TRADED NOTE - 5.0%
71,600	iPath Series B S&P 500 VIX Short-Term Futures ETN *	1,699,784
	TOTAL EXCHANGE TRADED NOTE (Cost - $1,711,751)

	TOTAL INVESTMENTS - 88.9% (Cost - $30,080,952)	$30,246,387
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.1%	3,790,659
	NET ASSETS - 100.0%	$34,037,046

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

MBS - Mortgage Backed Security

USD - United States Dollar

*	Non-income producing security.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
ASSETS
Investment securities:
At cost	$32,300,271	$30,080,952
At value	$32,577,539	$30,246,387
Cash and cash equivalents	6,116,573	3,369,002
Receivable for securities sold	—	1,465,032
Dividends and interest receivable	1,343	31,612
Prepaid expenses and other assets	26,983	30,210
TOTAL ASSETS	38,722,438	35,142,243

LIABILITIES
Investment advisory fees payable	34,585	29,975
Payable for investments purchased	1,502,326	978,760
Payable for Fund shares redeemed	62,372	53,808
Distribution (12b-1) fees payable	12,232	11,226
Payable to related parties	10,857	11,379
Accrued expenses and other liabilities	20,514	20,049
TOTAL LIABILITIES	1,642,886	1,105,197
NET ASSETS	$37,079,552	$34,037,046

NET ASSETS CONSIST OF:
Paid in capital	$41,834,963	$40,227,134
Accumulated loss	(4,755,411)	(6,190,088)
NET ASSETS	$37,079,552	$34,037,046

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$36,754,390	$34,015,886
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	4,073,061	3,827,060
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$9.02	$8.89
Maximum Offering Price Per Share (b)	$9.57	$9.33

Class C Shares:
Net Assets	$51,005	$12,883
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	5,821	1,473
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$8.76	$8.75

Class I Shares:
Net Assets	$274,157	$8,277
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	29,676	925
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.24	$8.95

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

(b)	There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
INVESTMENT INCOME
Dividends	$591,712	$750,237
Interest	40,545	34,737
TOTAL INVESTMENT INCOME	632,257	784,974

EXPENSES
Investment advisory fees	573,903	505,590
Distribution (12b-1) fees:
Class A	156,320	139,069
Class C	728	123
Registration fees	59,498	57,998
Transfer agent fees	41,851	42,851
Administrative services fees	39,001	38,051
Accounting services fees	33,388	32,917
Audit fees	16,502	16,502
Trustees fees and expenses	14,501	14,501
Compliance officer fees	14,001	13,001
Legal fees	12,501	13,501
Printing and postage expenses	10,501	10,501
Custodian fees	5,501	5,001
Insurance expense	1,000	1,000
Other expenses	4,500	4,000
TOTAL EXPENSES	983,696	894,606

Fees waived/expenses reimbursed by the Advisor	(114,746)	(128,093)

NET EXPENSES	868,950	766,513

NET INVESTMENT INCOME (LOSS)	(236,693)	18,461

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(2,878,436)	(954,949)
Net change in unrealized appreciation on investments	90,410	338,604

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,788,026)	(616,345)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,024,719)	$(597,884)

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment loss	$(236,693)	$(267,829)
Net realized gain (loss) on investments	(2,878,436)	3,509,669
Net change in unrealized appreciation (depreciation) on investments	90,410	(620,601)
Net increase (decrease) in net assets resulting from operations	(3,024,719)	2,621,239

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	684,615	4,591,000
Class I	48,404	243,815
Redemption fee proceeds:
Class A	—	62
Class I	—	1
Payments for shares redeemed:
Class A	(6,296,745)	(4,054,915)
Class C	(24,465)	(341,151)
Class I	(260,594)	(313,802)
Net increase (decrease) in net assets from shares of beneficial interest	(5,848,785)	125,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,873,504)	2,746,249

NET ASSETS
Beginning of Year	45,953,056	43,206,807
End of Year *	$37,079,552	$45,953,056

SHARE ACTIVITY
Class A:
Shares Sold	75,414	480,102
Shares Redeemed	(714,749)	(426,904)
Net increase (decrease) in shares of beneficial interest outstanding	(639,335)	53,198

Class C:
Shares Redeemed	(2,781)	(36,220)
Net decrease in shares of beneficial interest outstanding	(2,781)	(36,220)

Class I:
Shares Sold	5,333	24,873
Shares Redeemed	(28,742)	(32,721)
Net decrease in shares of beneficial interest outstanding	(23,409)	(7,848)

*	Net Assets - End of Year includes undistributed net investment income of $260,255 as of September 30, 2018.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment income	$18,461	$333,914
Net realized loss on investments	(954,949)	(2,775,161)
Distributions from underlying investment companies	—	21,254
Net change in unrealized appreciation (depreciation) on investments	338,604	(41,690)
Net decrease in net assets resulting from operations	(597,884)	(2,461,683)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(361,616)
Class C	—	(158)
Class I	—	(2,119)
Total distributions paid *
Class A	(42,704)	—
Class I	(293)	—
Net decrease in net assets from distributions to shareholders	(42,997)	(363,893)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	646,332	2,991,732
Class I	9,500	71,217
Net asset value of shares issued in reinvestment of distributions:
Class A	42,532	360,242
Class C	—	158
Class I	212	2,052
Payments for shares redeemed:
Class A	(5,153,691)	(3,558,699)
Class C	—	(53,850)
Class I	(116,197)	(98,089)
Net decrease in net assets from shares of beneficial interest	(4,571,312)	(285,237)

TOTAL DECREASE IN NET ASSETS	(5,212,193)	(3,110,813)

NET ASSETS
Beginning of Year	39,249,239	42,360,052
End of Year **	$34,037,046	$39,249,239

SHARE ACTIVITY
Class A:
Shares Sold	77,452	319,303
Shares Reinvested	4,998	38,781
Shares Redeemed	(610,631)	(379,055)
Net decrease in shares of beneficial interest outstanding	(528,181)	(20,971)

Class C:
Shares Reinvested	—	17
Shares Redeemed	—	(5,873)
Net decrease in shares of beneficial interest outstanding	—	(5,856)

Class I:
Shares Sold	1,105	7,497
Shares Reinvested	25	220
Shares Redeemed	(13,504)	(10,600)
Net decrease in shares of beneficial interest outstanding	(12,374)	(2,883)

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the year ended September 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes undistributed net investment income of $0 as of September 30, 2018.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
Net asset value, beginning of year	$9.62	$9.07	$8.42	$8.66		$10.41
Activity from investment operations:
Net investment loss (1)	(0.05)	(0.06)	(0.07)	(0.12)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.55)	0.61	0.72	(0.12	) (2)	(1.10)
Total from investment operations	(0.60)	0.55	0.65	(0.24)		(1.14)
Paid-in-capital from redemption fees (1)	—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Less distributions from:
Net investment income	—	—	—	—		—
Net realized gains	—	—	—	—		(0.61)
Total distributions	—	—	—	—		(0.61)
Net asset value, end of year	$9.02	$9.62	$9.07	$8.42		$8.66
Total return (4)	(6.24)%	6.06%	7.72%	(2.77)%		(11.79)%
Net assets, at end of year (000s)	$36,754	$45,351	$42,246	$41,222		$42,137
Ratio of gross expenses to average net assets (5)	2.49%	2.42%	2.42%	2.52%		2.60%
Ratio of net expenses to average net assets (5)	2.20%	2.25%	2.35%	2.35%		2.35%
Ratio of net investment loss before waiver to average net assets (6)	(0.89)%	(0.76)%	(0.89)%	(1.61)%		(0.60)%
Ratio of net investment loss to average net assets (6)	(0.60)%	(0.59)%	(0.82)%	(1.44)%		(0.35)%
Portfolio Turnover Rate	861%	448%	1060%	907%		683%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015 (1)
Net asset value, beginning of period	$9.40	$8.92	$8.33	$8.63		$10.15
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.15)	(0.12)	(0.17)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.53)	0.63	0.71	(0.13	) (3)	(0.82)
Total from investment operations	(0.64)	0.48	0.59	(0.30)		(0.91)
Paid-in-capital from redemption fees (2)	—	—	0.00 (4)	0.00	(4)	0.00	(4)
Less distributions from:
Net realized gains	—	—	—	—		(0.61)
Total distributions	—	—	—	—		(0.61)
Net asset value, end of period	$8.76	$9.40	$8.92	$8.33		$8.63
Total return (5)	(6.81)%	5.38%	7.08%	(3.48)%		(9.84	)% (6)
Net assets, at end of period (000s)	$51	$81	$400	$672		$1,728
Ratio of gross expenses to average net assets (7)	3.09%	3.02%	3.02%	3.12%		3.20	% (8)
Ratio of net expenses to average net assets (7)	2.80%	2.85%	2.95%	2.95%		2.95	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(1.50)%	(1.82)%	(1.42)%	(2.19)%		(1.19	)% (8)
Ratio of net investment loss to average net assets (9)	(1.21)%	(1.65)%	(1.35)%	(2.03)%		(0.94	)% (8)
Portfolio Turnover Rate	861%	448%	1060%	907%		683	% (6)

(1)	The RESQ Dynamic Allocation Fund Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
Net asset value, beginning of year	$9.82	$9.21	$8.51	$8.72		$10.45
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	(0.03)	(0.03)	(0.09)		0.00	(2)
Net realized and unrealized gain (loss) on investments	(0.56)	0.64	0.73	(0.12	) (3)	(1.12)
Total from investment operations	(0.58)	0.61	0.70	(0.21)		(1.12)
Paid-in-capital from redemption fees (1)	—	0.00 (2)	—	0.00	(2)	0.00	(2)
Less distributions from:
Net investment income	—	—	—	—		—
Net realized gains	—	—	—	—		(0.61)
Total distributions	—	—	—	—		(0.61)
Net asset value, end of year	$9.24	$9.82	$9.21	$8.51		$8.72
Total return (4)	(5.91)%	6.62%	8.23%	(2.41)%		(11.54)%
Net assets, at end of year (000s)	$274	$521	$561	$3,004		$5,823
Ratio of gross expenses to average net assets (5)	2.09%	2.02%	2.02%	2.12%		2.20	% (6)
Ratio of net expenses to average net assets (5)	1.80%	1.85%	1.95%	1.95%		1.95%
Ratio of net investment loss before waiver to average net assets (6)	(0.52)%	(0.46)%	(0.42)%	(1.24)%		(0.25)%
Ratio of net investment income (loss) to average net assets (6)	(0.22)%	(0.29)%	(0.35)%	(1.06)%		0.00%
Portfolio Turnover Rate	861%	448%	1060%	907%		683%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015
Net asset value, beginning of year	$8.98	$9.63	$9.37	$9.60	$10.39
Activity from investment operations:
Net investment income (loss) (1)	0.00 (2)	0.08	0.04	(0.02)	0.11
Net realized and unrealized gain (loss) on investments	(0.08)	(0.65)	0.26	(0.20)	(0.39)
Total from investment operations	(0.08)	(0.57)	0.30	(0.22)	(0.28)
Paid-in-capital from redemption fees (1)	—	—	0.00 (2)	0.00 (2)	0.00	(2)
Less distributions from:
Net investment income	(0.01)	(0.08)	(0.01)	—	(0.14)
Net realized gains	—	—	—	—	(0.37)
Return of capital	—	—	(0.03)	(0.01)	(0.00	) (2)
Total distributions	(0.01)	(0.08)	(0.04)	(0.01)	(0.51)
Net asset value, end of year	$8.89	$8.98	$9.63	$9.37	$9.60
Total return (3)	(0.88)%	(5.91)%	3.21%	(2.32)%	(2.94)%
Net assets, at end of year (000s)	$34,016	$39,116	$42,134	$40,721	$42,740
Ratio of gross expenses to average net assets (4)	2.57%	2.47%	2.43%	2.52%	2.62%
Ratio of net expenses to average net assets (4)	2.20%	2.25%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) before waiver to average net assets (5)	(0.33)%	0.59%	0.33%	(0.39)%	0.86%
Ratio of net investment income (loss) to average net assets (5)	0.05%	0.81%	0.41%	(0.23)%	1.13%
Portfolio Turnover Rate	1504%	738%	935%	1013%	617%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	September 30, 2019	September 30, 2018	September 30, 2017		September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$8.88	$9.52	$9.28		$9.57	$10.41
Activity from investment operations:
Net investment income (loss) (2)	(0.05)	0.01	(0.02	) (3)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.08)	(0.62)	0.26		(0.21)	(0.26)
Total from investment operations	(0.13)	(0.61)	0.24		(0.29)	(0.34)
Paid-in-capital from redemption fees (2)	—	—	—		0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	—	(0.03)	—		—	(0.13)
Net realized gains	—	—	—		—	(0.37)
Return of capital	—	—	—		—	(0.00	) (4)
Total distributions	—	(0.03)	—		—	(0.50)
Net asset value, end of period	$8.75	$8.88	$9.52		$9.28	$9.57
Total return (5)	(1.46)%	(6.41)%	2.59%		(3.03)%	(3.52	)% (6)
Net assets, at end of period (000s)	$13	$13	$70		$185	$1,122
Ratio of gross expenses to average net assets (7)	3.17%	3.07%	3.03%		3.12%	3.22	% (8)
Ratio of net expenses to average net assets (7)	2.80%	2.85%	2.95%		2.95%	2.95	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(0.92)%	(0.07)%	(0.31)%		(0.94)%	(1.05	)% (8)
Ratio of net investment income (loss) to average net assets (9)	(0.55)%	0.13%	(0.23)%		(0.78)%	(0.78	)% (8)
Portfolio Turnover Rate	1504%	738%	935%		1013%	617	% (6)

(1)	The RESQ Strategic Income Fund’s Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015
Net asset value, beginning of year	$9.01	$9.66	$9.39	$9.60	$10.38
Activity from investment operations:
Net investment income (1)	0.04	0.12	0.08	0.01	0.09
Net realized and unrealized gain (loss) on investments	(0.06)	(0.65)	0.27	(0.20)	(0.33)
Total from investment operations	(0.02)	(0.53)	0.35	(0.19)	(0.24)
Paid-in-capital from redemption fees (1)	—	—	—	0.00 (2)	0.00	(2)
Less distributions from:
Net investment income	(0.04)	(0.12)	(0.02)	—	(0.17)
Net realized gains	—	—	—	—	(0.37)
Return of capital	—	—	(0.06)	(0.02)	(0.00	) (2)
Total distributions	(0.04)	(0.12)	(0.08)	(0.02)	(0.54)
Net asset value, end of year	$8.95	$9.01	$9.66	$9.39	$9.60
Total return (3)	(0.23)%	(5.52)%	3.71%	(1.98)%	(2.51)%
Net assets, at end of year (000s)	$8	$120	$156	$1,674	$3,429
Ratio of gross expenses to average net assets (4)	2.17%	2.07%	2.03%	2.12%	2.22%
Ratio of net expenses to average net assets (4)	1.80%	1.85%	1.95%	1.95%	1.95%
Ratio of net investment income (loss) before waiver to average net assets (5)	0.04%	1.01%	0.78%	(0.01)%	0.66%
Ratio of net investment income to average net assets (5)	0.41%	1.24%	0.86%	0.16%	0.93%
Portfolio Turnover Rate	1504%	738%	935%	1013%	617%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A and Class I Shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”) . In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,027,939	$—	$—	$29,027,939
Exchange Traded Note	3,549,600	—	—	3,549,600
Total	$32,577,539	$—	$—	$32,577,539

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,546,603	$—	$—	$28,546,603
Exchange Traded Note	1,699,784	—	—	1,699,784
Total	$30,246,387	$—	$—	$30,246,387

The Funds did not hold any Level 3 securities during the year.

*	Please refer to the Portfolio of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.45% for each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. For the year ended September 30, 2019, the Advisor earned advisory fees of $573,903 and $505,590 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least February 1, 2020 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20%, 2.80% and 1.80% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the year ended September 30, 2019, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement in the amount of $114,746 and $128,093 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of September 30, 2019, the total amount of expense reimbursement subject to recapture for the RESQ Dynamic Allocation Fund is $223,263, of which $30,118 will expire on September 30, 2020, $78,399 will expire on September 30, 2021, and $114,746 will expire on September 30, 2022. As of September 30, 2019, the total amount of expense reimbursement subject to recapture for the RESQ Strategic Income Fund is $252,993, of which $33,409 will expire on September 30, 2020, $91,491 will expire on September 30, 2021 and $128,093 will expire September 30, 2022.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2019, RESQ Dynamic Allocation Fund incurred distribution fees of $156,320 and $ 728 for Class A and Class C shares, respectively. For the year ended September 30, 2019, the RESQ Strategic Income Fund incurred distribution fees of $139,069 and $123 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2019, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares. During the year ended September 30, 2019, the Distributor did not receive any underwriting commissions for sales of RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds are also an officer of NLCS, and are not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the year ended September 30, 2019, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund did not assess any redemption fees.

5.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, amounted to $292,656,958 and $302,231,190, respectively, for the RESQ Dynamic Allocation Fund, and $429,913,612 and $435,374,019, respectively, for the RESQ Strategic Income Fund.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
RESQ Dynamic Allocation Fund	$32,417,774	$515,778	$(356,013)	$159,765
RESQ Strategic Income Fund	30,468,091	295,632	(517,336)	(221,704)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2019	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	42,997	—	—	42,997

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2018	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	354,856	—	9,037	363,893

As of September 30, 2019, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Loss)
RESQ Dynamic Allocation Fund	$—	$—	$(4,053,851)	$(861,325)	$—	$159,765	$(4,755,411)
RESQ Strategic Income Fund	597	—	(45,151)	(5,923,830)	—	(221,704)	(6,190,088)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Dynamic Allocation Fund incurred and elected to defer such capital losses of $ 102,432.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
RESQ Dynamic Allocation Fund	$3,951,419
RESQ Strategic Income Fund	45,151

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

At September 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
RESQ Dynamic Allocation Fund	$834,065	$27,260	$861,325	$1,113,883
RESQ Strategic Income Fund	5,919,928	3,902	5,923,830	—

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and tax adjustment related to a tax return update, resulted in reclassifications for the fiscal year ended September 30, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Loss
RESQ Dynamic Allocation Fund	$(395,513)	$395,513
RESQ Strategic Income Fund	(25,133)	25,133

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2019, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	52.89%
NFS LLC	RESQ Dynamic Allocation Fund	46.78%
Charles Schwab & Co.	RESQ Strategic Income Fund	53.20%
NFS LLC	RESQ Strategic Income Fund	46.57%

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Funds have adopted this amendment early.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund and
Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2013.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2019

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

RESQ Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund

						Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	4/1/19	9/30/19	Period (a)	4/1/19	9/30/19	Period (a)
Class A	2.20%	$1,000.00	$1,025.00	$11.17	$1,000.00	$1,014.04	$11.11
Class C	2.80%	$1,000.00	$1,021.00	$14.19	$1,000.00	$1,011.03	$14.12
Class I	1.80%	$1,000.00	$1,026.70	$9.15	$1,000.00	$1,016.04	$9.10

RESQ Strategic Income Fund

						Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	4/1/19	9/30/19	Period (a)	4/1/19	9/30/19	Period (a)
Class A	2.20%	$1,000.00	$1,059.70	$11.36	$1,000.00	$1,014.04	$11.11
Class C	2.80%	$1,000.00	$1,056.80	$14.44	$1,000.00	$1,011.03	$14.12
Class I	1.80%	$1,000.00	$1,063.80	$9.31	$1,000.00	$1,016.04	$9.10

(a)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Shareholder Voting Results

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

This chart provides information-- about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day to day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2019, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/19-NLFT III-v1

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC.
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-940-2526.

9/30/19-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9260 E. Raintree Drive, Suite 100
Scottsdale, Arizona 85260

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)           Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)           Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

RESQ Dynamic Allocation Fund RESQ Strategic Income Fund

2017:                             $13,500                                      $13,500

2018:                             $13,500                                      $13,500

2019:                            $13,500                                      $13,500

(b)	Audit-Related Fees

RESQ Dynamic Allocation Fund RESQ Strategic Income Fund

2017:                             None                                         None

2018:                              None                                          None

2019:                              None                                          None

(c)	Tax Fees

RESQ Dynamic Allocation Fund RESQ Strategic Income Fund

2017:                         $3,000                                                 $3,000

2018:                          $3,000                                                 $3,000

2019:                          $3,500                                                 $3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

RESQ Dynamic Allocation Fund    RESQ Strategic Income Fund

2017:                         None                                                 None

2018:                         None                                                  None

2019:                         None                                                  None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

RESQ Dynamic Allocation Fund

2017     2018    2019

Audit-Related Fees:           0.00% 0.00% 0.00%

Tax Fees:                               0.00% 0.00% 0.00%

All Other Fees:                     0.00% 0.00% 0.00%

RESQ Strategic Income Fund

2017    2018    2019

Audit-Related Fees:            0.00% 0.00% 0.00%

Tax Fees:                               0.00% 0.00% 0.00%

All Other Fees:                     0.00% 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $6,000

2018 - $6,000

2019 - $7,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/5/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/5/19